Operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating expenses
Cost Of Sales
	2022		2021	2020
	ARS 000		ARS 000	ARS 000

Inventories at beginning of each year	3,562,557		4,299,670	3,209,352

Purchases and operating expenses for each year:
Purchases	15,725,055		12,028,007	10,733,127
Operating expenses (Note 6.2)	42,344,283		45,606,988	39,798,515
Transfers to property, plant and equipment, net	-		(786,202)	-
	58,069,338		56,848,793	50,531,642

Inventories at the end of each year	(8,309,004	)(1)	(3,562,557)	(4,299,670)
	53,322,891		57,585,906	49,441,324

Operating, Administrative And Selling Expenses
	2022		2021		2020
Accounts	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	8,474,303	3,189,395	8,441,740	3,128,649	8,499,035	3,204,827
Other long-term employee benefits	344,514	61,077	400,917	85,584	306,943	66,126
Depreciation of property, plant and equipment	15,490,504	-	14,877,607	-	10,645,650	-
Amortization of intangible assets	3,960,776	-	5,987,461	-	6,863,399	-
Purchase of energy and power	304,640	-	375,906	-	421,733	-
Fees and compensation for services	3,046,284	2,321,151	2,729,366	2,946,448	2,761,308	2,339,528
Maintenance expenses	5,528,519	25,578	7,081,977	179,845	5,182,149	554,935
Consumption of materials and spare parts	2,441,676	-	2,244,091	-	1,505,874	-
Insurance	1,806,607	83,819	2,501,059	69,422	2,105,923	92,868
Levies and royalties	739,759	-	749,751	-	1,318,415	-
Taxes and assessments	126,970	521,346	173,569	664,387	151,569	1,039,909
Tax on bank account transactions	18,600	1,095,335	17,882	830,853	19,248	1,320,856
Others	61,131	169,440	25,662	181,891	17,269	121,119
Total	42,344,283	7,467,141	45,606,988	8,087,079	39,798,515	8,740,168